Gain on Sale of Assets	12 Months Ended
Dec. 31, 2021
Proceeds from Sale of Productive Assets [Abstract]
Gain on Sale Of Assets	Gain on Sale of Assets
Gain on Sale of Assets represents net gains from the sale of seven vessels concluded during the year ended December 31, 2021. Summary of the transactions is presented in the table below:

	Years Ended December 31,
	2019	2020	2021
Gain on sale of assets	—	—	$11,579

Vessel name	Type	Built	Gross sale price	Gain/(loss)	Delivery to new owners
Paraskevi	Panamax	2003	7,300	(551)	April 2021
Vassos	Panamax	2004	8,650	(1,074)	May 2021
Pedhoulas Builder	Kamsarmax	2012	22,500	(1,775)	June 2021
Pedhoulas Farmer	Kamsarmax	2012	22,000	189	September 2021
Maria	Panamax	2003	12,000	3,843	September 2021
Koulitsa	Panamax	2003	13,600	5,748	November 2021
Pedhoulas Fighter	Kamsarmax	2012	23,700	5,199	November 2021
Total				11,579

No vessels were sold during the years ended December 31, 2019 and December 31, 2020.